                          [LETTERHEAD OF CANADA LIFE]


   February, 2001



   Dear Trillium(R) Policyholder:

   Enclosed is the Trillium Annual Report for the period ending December 31, 2000. We encourage you to review this information and to refer to it as needed throughout the year.

   Please call your Registered Representative or Canada Life if you have any questions.

   Thank you for selecting Trillium for your financial needs.

   Sincerely,


   Ronald E. Beettam
   Chairman

   Encl.

[TRILLIUM LOGO]
                          [LETTERHEAD OF CANADA LIFE]


ADDITIONAL PREMIUM PAYMENT FORM
Please complete the following information:

OWNER:                                   AMOUNT OF PREMIUM PAYMENT:
       ---------------------------       $
                                          -----------------
ANNUITANT:
           -----------------------
POLICY NO.:
            ----------------------
OWNER'S SSN/TIN:
                 -----------------
                                         IF YOU ARE CHANGING ALLOCATION
                                         PLEASE COMPLETE THE FOLLOWING:

                                         --------  THIS PAYMENT ONLY
                                                   THIS PAYMENT AND ALL FUTURE
                                         --------  PYMTS
                                                   RE-ALLOCATE ALL CURRENT
                                         --------  ASSETS

          CASH MGMT (21)        ____%       INCOME (22)            ____%       SMALL-CAP VALUE  (44)    ____%
          BOND (23)             ____%       COM STOCK (24)         ____%       LARGE-CAP VALUE  (45)    ____%
          CAPITAL (25)          ____%       INTERNATIONAL (26)     ____%
          COMM & INFO (27)      ____%       GBL GROWTH OPP (28)    ____%
          GBL SMLR CO (29)      ____%       FRONTIER (41)          ____%
          HIGH YLD BOND (42)    ____%       GLOBAL TECH (43)       ____%

--------------------------------------------------------------------------------
                            Fixed Account Options*
          ______ % 1 Yr. (201)
--------------------------------------------------------------------------------
Total allocation must equal 100%

OWNER'S SIGNATURE                                           DATE
                               ---------------------------       ---------------
JOINT OWNER'S SIGNATURE                                     DATE
                               ---------------------------       ---------------

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF NEW YORK

                 INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                        (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER?      YES      NO
                    -----    -----

IF YES, WHAT TYPE?                         PLEASE NOTE:   CONTRIBUTIONS FOR
                   ----------------------                 PRIOR TAX YEAR CANNOT
                                                          BE MADE AFTER APRIL
CONTRIBUTION $            FOR                             15TH OF THE CURRENT
              -----------     ----------                  TAX YEAR.

CONTRIBUTION $            FOR
              -----------     ----------


      PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

  Our Variable Annuity Administrators can not advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

 Variable Annuities are issued by Canada Life Insurance Company of New York and offered through its affiliate, Canada Life of America
                    Financial Services, Inc. (member NASD).


[LOGO OF TRILLIUM]                                               CANADA LIFE OF NEW YORK
                                                              VARIABLE ACCOUNT 2 PERFORMANCE
                                              Average Annual Total Returns for Periods Ended December 31, 2000
                                                               Assuming Contract Continues

Issued by Canada Life Insurance Company of New York                                            Since     Inception
                                                                  1 Year   3 Year   5 Year   Inception     Date
------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio                (37.11)%   15.73%   14.83%   18.12%       10/4/94
------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                              (24.84)   29.79       --    23.20         5/1/96
------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                                       (17.04)   (2.53)    5.27     9.73        10/4/94
------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                                 31.10       --       --    14.56         5/1/98
------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Portfolio                       (15.85)    3.79     5.85     7.63        10/4/94
------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                          6.95    24.87    21.24    17.33         5/3/93
------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Growth Portfolio                               (17.24)      --       --    (0.20)        5/1/99
------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Portfolio                                  (16.99)   14.36       --    10.99         5/1/96
------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                                 24.05       --       --     6.21         5/1/98
------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                                   (11.81)    6.37    11.17    11.34         5/3/93
------------------------------------------------------------------------------------------------------------------
Seligman International Growth Portfolio                           (33.44)   (1.75)    1.27     3.62         5/3/93
------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                          (3.60)    1.25     4.07     4.37         5/3/93
------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                                (10.23)   (4.38)    2.23     3.07         5/1/95
------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                                             8.68     2.95     2.87     3.78         5/3/93
------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio     Current Yield  5.89%+        4.88     4.12     3.98     3.40         5/3/93
------------------------------------------------------------------------------------------------------------------

+ Annualized for the seven-day period ended December 31, 2000. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 4.95% as of December 31, 2000. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The three-, five-, seven-, and 10-year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Prior to March 31, 2000, Seligman employed a sub-advisor which was responsible for providing portfolio management services with respect to the non-US investments of the Global Technology, Global Smaller Companies, Global Growth, and International Growth Portfolios. After March 31, 2000, Seligman will continue to use such sub-advisory services only for Seligman Global Smaller Companies Portfolio.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium since the variable account commenced operations on 5/3/93. For performance figures with CDSC, please see reverse side. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

Withdrawals may be subject to federal income tax, and a 10% federal tax penalty if made before age 59 1/2. Withdrawals will reduce a policy's cash value and death benefit. Depending on the performance of the underlying investment options, the cash value available for withdrawals may be worth more or less than the original amount invested.

The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuations, government regulation, and limited liquidity as compared to other investments. A portfolio that concentrates its investments in one sector of the economy, such as technology, may be subject to greater share price fluctuations than a more diversified portfolio. The stocks of smaller companies may be subject to above-average market price fluctuations. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political conditions. A portfolio with fewer holdings, such as Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings. High-yield bonds are subject to a greater risk of loss of principal and interest than higher-rated investment-grade bonds. Purchasers should carefully assess the risks associated with an investment in Seligman High-Yield Bond Portfolio.

CANADA LIFE OF NEW YORK                          Average Annual Total Returns for Periods Ended December 31, 2000
VARIABLE ACCOUNT 2 PERFORMANCE                   Assuming Contract Is Surrendered at End of Period

                                                                                              Since    Inception
                                                                1 Year   3 Year   5 Year    Inception     Date
----------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio              (42.51)%   14.60%   14.51%     18.00%     10/4/94
----------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                            (30.24)   28.89       --      22.84       5/1/96
----------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                                     (22.44)   (4.14)    4.82       9.56      10/4/94
----------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                               25.70       --       --      13.20       5/1/98
----------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Portfolio                     (21.25)    2.38     5.42       7.43      10/4/94
----------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                        1.55    23.90    20.99      17.33       5/3/93
----------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Growth Portfolio                             (22.64)      --       --      (3.48)      5/1/99
----------------------------------------------------------------------------------------------------------------
Seligman Global Growth Portfolio                                (22.39)   13.20       --      10.46       5/1/96
----------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                               18.65       --       --       4.66       5/1/98
----------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                                 (17.21)    5.03    10.81      11.34       5/3/93
----------------------------------------------------------------------------------------------------------------
Seligman International Growth Portfolio                         (38.84)   (3.33)    0.75       3.62       5/3/93
----------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                        (9.00)   (0.23)    3.61       4.37       5/3/93
----------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                              (15.63)   (6.05)    1.73       2.65       5/1/95
----------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                                           3.28     1.51     2.39       3.78       5/3/93
----------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio  Current Yield  5.89%+        (0.52)    2.72     3.51       3.40       5/3/93
----------------------------------------------------------------------------------------------------------------

+ Annualized for the seven-day period ended December 31, 2000. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 4.95% as of December 31, 2000. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The three-, five-, seven-, and 10-year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

  Issued by: Canada Life Insurance Company of America, 6201 Powers Ferry Road,
                            N.W., Atlanta, GA 30339
  For more information contact: Seligman Advisors, Inc., 100 Park Avenue, New
                        York, NY 10017 . (800) 221-2783

Prior to March 31, 2000, Seligman employed a sub-advisor which was responsible for providing portfolio management services with respect to the non-US investments of the Global Technology, Global Smaller Companies, Global Growth, and International Growth Portfolios. After March 31, 2000, Seligman will continue to use such sub-advisory services only for Seligman Global Smaller Companies Portfolio.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for Trillium's current fees and charges and including the maximum CDSC of 6% since the variable account commenced operations on 5/3/93. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five, 4%; at least five, but less than six, 3%; at least six, but less than seven, 2%; at least seven, no charge. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

Withdrawals may be subject to federal income tax, and a 10% federal tax penalty if made before age 59 1/2. Withdrawals will reduce a policy's cash value and death benefit. Depending on the performance of the underlying investment options, the cash value available for withdrawals may be worth more or less than the original amount invested.

Investing in Trillium portfolios involves risk, including possible loss of principal. Shares of the Trillium portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and are subject to market fluctuations.

RVA7-NY 12/00

The attached are incorporated by reference herein to the annual report filed by and on behalf of the following:

Seligman Portfolios, Inc., filed March 6, 2001
     Portfolios include: Seligman Bond, Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman Global Growth, Seligman Global Smaller Companies, Seligman Global Technology, Seligman High-Yield Bond, Seligman Income, Seligman International Growth, Seligman Large-Cap Growth, Seligman Large-Cap Value, and Seligman Small-Cap Value.